UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:  BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

        Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,500	$1,751,745
6.00%, 6/01/39	2,985	3,475,495
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	389,221

		5,616,461
California — 20.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,224,933
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,390,442
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	720	855,360
5.25%, 5/01/33	560	641,704
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,802,544
6.25%, 3/01/34	1,250	1,467,713
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,586,186
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	970	1,168,520
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	2,780	3,062,837
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,153,010
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,181,323
State of California, GO, Refunding, Various Purposes, 5.00%, 11/01/43	1,000	1,126,460
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	$3,450	$3,998,688
State of California Public Works Board, RB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	571,664
Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,211,720
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	441,802
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	2,235	2,603,976

		26,488,882
Colorado — 2.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	589,640
5.50%, 11/15/30	225	262,645
5.50%, 11/15/31	270	312,662
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,488,409

		2,653,356
Florida — 12.3%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	313,089
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,352,719
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,109,500
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	120	122,392
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	1,840	2,222,573
Series A, 5.50%, 10/01/42	2,125	2,430,554

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB, Seaport (concluded):
Series B, AMT, 6.00%, 10/01/26	$590	$730,691
Series B, AMT, 6.00%, 10/01/27	775	952,630
Series B, AMT, 6.25%, 10/01/38	310	378,525
Series B, AMT, 6.00%, 10/01/42	410	481,734
County of Miami-Dade Florida, Refunding RB:
Seaport, Series D, AMT, 6.00%, 10/01/26	735	910,268
Water & Sewer System, Series B, 5.25%, 10/01/29	500	588,290
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,403,605
County of Pasco Florida Water & Sewer Revenue, RB, Series B, 5.00%, 10/01/44	1,000	1,140,030
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	710	817,891

		15,954,491
Hawaii — 1.0%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	295,300
5.25%, 8/01/26	810	949,936

		1,245,236
Illinois — 22.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	770	878,593
Series C, 6.50%, 1/01/41	3,680	4,476,315
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/29	1,000	1,063,490
5.25%, 1/01/33	570	594,818
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	525	571,998
City of Chicago Illinois Midway International Airport, Refunding GARB, AMT, 2nd Lien, Series A, 5.00%, 1/01/41	385	414,283
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	$1,400	$1,630,468
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,132,370
Sales Tax Receipts, 5.00%, 12/01/44	1,830	2,056,518
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,224,760
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,375	1,494,680
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,500	1,727,880
5.25%, 12/01/43	2,700	3,018,060
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,797,145
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,099,518
6.00%, 6/01/28	270	316,823
State of Illinois, GO:
5.25%, 2/01/31	585	641,511
5.25%, 2/01/32	1,000	1,094,980
5.50%, 7/01/33	1,500	1,659,855
5.50%, 7/01/38	280	306,622

		29,200,687
Indiana — 4.1%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	375	394,913
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	4,310	4,856,680

		5,251,593
Louisiana — 2.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	437,614

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC) (concluded):
Series A-2, 6.00%, 1/01/23	$160	$186,715
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,000	1,151,390
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	879,929

		2,655,648
Massachusetts — 2.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/26	880	979,317
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,910	1,990,258

		2,969,575
Michigan — 2.8%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,800	1,979,586
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,265	1,617,442

		3,597,028
Minnesota — 2.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,000	3,527,670
Mississippi — 1.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,573,144
Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	$260	$300,170

		1,873,314
Nevada — 4.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,684,581
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,102,260
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,718,310

		5,505,151
New Jersey — 6.4%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,000	1,106,210
Private Activity Bond, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	530	587,473
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	980	1,178,254
School Facilities Construction (AGC), 6.00%, 12/15/34	20	23,182
School Facilities Construction, Series UU, 5.00%, 6/15/40	585	631,800
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,559,040
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	1,600	1,817,200

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A, 5.50%, 6/15/41	$1,195	$1,334,385

		8,237,544
New York — 6.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,545	1,785,140
City of New York New York Transitional Finance Authority Building Aid, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,315,500
New York State Dormitory Authority, Refunding RB, 5.00%, 3/15/42	1,590	1,804,952
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,863,425

		8,769,017
Ohio — 1.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	585	682,806
5.25%, 2/15/31	1,500	1,744,785

		2,427,591
Pennsylvania — 2.1%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	440	490,508
Sub-Series A, 6.00%, 12/01/41	2,000	2,169,860

		2,660,368
South Carolina — 4.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,726,015
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,153,031
6.00%, 7/01/38	1,155	1,349,433
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
County of Charleston South Carolina Airport District, ARB, Series A, AMT (concluded):
5.50%, 7/01/41	$1,000	$1,129,200

		6,357,679
Texas — 18.9%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,250	2,529,045
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,076,550
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,438,242
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,222,423
6.00%, 11/15/36	2,055	2,440,703
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC) (concluded):
5.38%, 11/15/38	1,000	1,140,750
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	265	322,150
6.50%, 7/01/37	835	959,924
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,060,448
Dallas-Fort Worth International Airport, Refunding RB, Joint Revenue, Series E, 5.50%, 11/01/27	2,500	2,989,375
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	866,568
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	2,750	3,242,855
North Texas Tollway Authority, Refunding RB, 1st Tier:
System, Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,604,008
(AGM), 6.00%, 1/01/43	1,000	1,168,930

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$420	$486,793

		24,548,764
Virginia — 1.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	424,509
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,224,900

		1,649,409
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,129,140
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	851,571

		1,980,711
Total Municipal Bonds — 125.8%		163,170,175

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Alabama — 1.2%
City of Mobile Alabama Board of Water & Sewer Commissioners, RB, (NPFGC), 5.00%, 1/01/16 (a)	1,500	1,559,400
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(c)	760	908,783
Florida — 2.3%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,799,227
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Florida (concluded)
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$206	$211,644

		3,010,871
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,154,178
Nevada — 7.3%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,329,952
Series B, 5.50%, 7/01/29	1,994	2,340,921
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,808,958

		9,479,831
New Jersey — 2.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,732,281
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,000	1,107,191

		2,839,472
New York — 12.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	2,999	3,369,170
Series FF-2, 5.50%, 6/15/40	1,095	1,265,024
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,126,155
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,000	1,151,297
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,427,800

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	$1,770	$2,059,696
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,250	3,701,717

		16,100,859
Texas — 2.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	2,609	2,979,705
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,102,270
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.2%		39,135,369
Total Long-Term Investments (Cost — $181,159,579) — 156.0%		202,305,544

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	1,049,298	1,049,298
Total Short-Term Securities (Cost — $1,049,298) — 0.8%		1,049,298
		Value
Total Investments (Cost — $182,208,877) — 156.8%		$203,354,842
Other Assets Less Liabilities — 2.4%		3,087,795
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.6%)		(20,264,044)
VMTP Shares, at Liquidation Value — (43.6%)		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$129,678,593

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$162,210,090

Gross unrealized appreciation		$21,148,606
Gross unrealized depreciation		(263,196)

Net unrealized appreciation		$20,885,410

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from October 1, 2016 to November 15, 2019 is $4,627,661.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Affiliate	Shares Held At July 31, 2014	Net Activity	Shares Held At October 31, 2014	Income
FFI Institutional Tax-Exempt Fund	2,565,273	(1,515,975)	1,049,298	$211

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(135)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$17,058,516	$ 36,407

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$202,305,544	—	$202,305,544
Short-Term Securities	$1,049,298	—	—	1,049,298

Total	$1,049,298	$202,305,544	—	$203,354,842

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$36,407	—	—	$36,407

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$165,000	—	—	$165,000
Liabilities:
TOB trust certificates	—	$(20,259,342)	—	(20,259,342)
VMTP Shares	—	(56,500,000)	—	(56,500,000)

Total	$165,000	$(76,759,342)	—	$(76,594,342)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2014	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 23, 2014